CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 3.6%
Interactive Media & Services - 1.8%
Meta Platforms Inc., Class A Shares	75,000	$26,547,000	*

Wireless Telecommunication Services - 1.8%
T-Mobile US Inc.	170,000	27,256,100

TOTAL COMMUNICATION SERVICES		53,803,100

CONSUMER DISCRETIONARY - 7.5%
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc., Class A Shares	60,000	8,168,400	*
Bloomin’ Brands Inc.	700,000	19,705,000
Six Flags Entertainment Corp.	500,000	12,540,000	*

Total Hotels, Restaurants & Leisure		40,413,400

Household Durables - 1.0%
Sony Group Corp., ADR	150,000	14,203,500

Specialty Retail - 3.8%
AutoZone Inc.	6,000	15,513,660	*
Lithia Motors Inc.	45,000	14,817,600
Murphy USA Inc.	75,000	26,742,000

Total Specialty Retail		57,073,260

TOTAL CONSUMER DISCRETIONARY		111,690,160

CONSUMER STAPLES - 3.2%
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co.	175,000	12,101,250	*

Personal Care Products - 2.4%
Coty Inc., Class A Shares	1,500,000	18,630,000	*
Haleon PLC, ADR	2,000,000	16,460,000

Total Personal Care Products		35,090,000

TOTAL CONSUMER STAPLES		47,191,250

ENERGY - 14.0%
Energy Equipment & Services - 4.6%
Atlas Energy Solutions Inc.	410,000	7,060,200
Baker Hughes Co.	800,000	27,344,000
Noble Corp. PLC	700,000	33,712,000

Total Energy Equipment & Services		68,116,200

Oil, Gas & Consumable Fuels - 9.4%
APA Corp.	625,000	22,425,000
EQT Corp.	650,000	25,129,000
Hess Corp.	120,000	17,299,200
Pioneer Natural Resources Co.	75,000	16,866,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Suncor Energy Inc.	900,000	$28,836,000
TotalEnergies SE, ADR	450,000	30,321,000

Total Oil, Gas & Consumable Fuels		140,876,200

TOTAL ENERGY		208,992,400

FINANCIALS - 22.7%
Banks - 4.2%
M&T Bank Corp.	135,000	18,505,800
Wells Fargo & Co.	900,000	44,298,000

Total Banks		62,803,800

Consumer Finance - 3.1%
Capital One Financial Corp.	150,000	19,668,000
OneMain Holdings Inc.	550,000	27,060,000

Total Consumer Finance		46,728,000

Financial Services - 8.9%
Block Inc.	375,000	29,006,250	*
Corebridge Financial Inc.	800,000	17,328,000
Equitable Holdings Inc.	350,000	11,655,000
Euronet Worldwide Inc.	125,000	12,686,250	*
Fiserv Inc.	275,000	36,531,000	*
MGIC Investment Corp.	1,100,000	21,219,000
NCR Atleos Corp.	200,000	4,858,000	*

Total Financial Services		133,283,500

Insurance - 5.5%
American International Group Inc.	600,000	40,650,000
Everest Group Ltd.	40,000	14,143,200
Fairfax Financial Holdings Ltd.	28,968	26,672,620

Total Insurance		81,465,820

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.	1,500,000	14,715,000

TOTAL FINANCIALS		338,996,120

HEALTH CARE - 11.5%
Biotechnology - 5.1%
AbbVie Inc.	230,000	35,643,100
Biogen Inc.	40,000	10,350,800	*
Gilead Sciences Inc.	375,000	30,378,750

Total Biotechnology		76,372,650

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	225,000	18,535,500
QuidelOrtho Corp.	130,000	9,581,000	*

Total Health Care Equipment & Supplies		28,116,500

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.4%
UnitedHealth Group Inc.	70,000	$36,852,900

Pharmaceuticals - 2.1%
Johnson & Johnson	200,000	31,348,000

TOTAL HEALTH CARE		172,690,050

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
Airbus SE	125,000	19,311,049	(a)
BWX Technologies Inc.	180,000	13,811,400

Total Aerospace & Defense		33,122,449

Building Products - 1.0%
Johnson Controls International PLC	250,000	14,410,000

Commercial Services & Supplies - 1.2%
Clean Harbors Inc.	100,000	17,451,000	*

Electrical Equipment - 2.0%
Eaton Corp. PLC	90,000	21,673,800
Sensata Technologies Holding PLC	210,000	7,889,700

Total Electrical Equipment		29,563,500

Ground Transportation - 1.0%
Canadian Pacific Kansas City Ltd.	190,000	15,021,400

Machinery - 1.2%
CNH Industrial NV	750,000	9,135,000
Hillman Solutions Corp.	1,000,000	9,210,000	*

Total Machinery		18,345,000

Passenger Airlines - 1.0%
Alaska Air Group Inc.	400,000	15,628,000	*

Trading Companies & Distributors - 0.7%
GATX Corp.	90,000	10,819,800

TOTAL INDUSTRIALS		154,361,149

INFORMATION TECHNOLOGY - 9.1%
Electronic Equipment, Instruments & Components - 0.9%
Zebra Technologies Corp., Class A Shares	50,000	13,666,500	*

Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials Inc.	70,000	11,344,900
Marvell Technology Inc.	250,000	15,077,500
Micron Technology Inc.	400,000	34,136,000
SMART Global Holdings Inc.	280,000	5,300,400	*

Total Semiconductors & Semiconductor Equipment		65,858,800

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 3.8%
Gen Digital Inc.	900,000	$20,538,000
NCR Voyix Corp.	400,000	6,764,000	*
Oracle Corp.	275,000	28,993,250

Total Software		56,295,250

TOTAL INFORMATION TECHNOLOGY		135,820,550

MATERIALS - 7.9%
Chemicals - 3.1%
Air Liquide SA	104,500	20,345,671	(a)
Corteva Inc.	350,000	16,772,000
Olin Corp.	170,000	9,171,500

Total Chemicals		46,289,171

Construction Materials - 1.9%
Vulcan Materials Co.	125,000	28,376,250

Metals & Mining - 2.9%
Freeport-McMoRan Inc.	750,000	31,927,500
Wheaton Precious Metals Corp.	250,000	12,335,000

Total Metals & Mining		44,262,500

TOTAL MATERIALS		118,927,921

REAL ESTATE - 1.1%
Residential REITs - 1.1%
American Homes 4 Rent, Class A Shares	450,000	16,182,000

UTILITIES - 7.5%
Electric Utilities - 2.9%
Constellation Energy Corp.	189,999	22,208,983
Exelon Corp.	600,000	21,540,000

Total Electric Utilities		43,748,983

Independent Power and Renewable Electricity Producers - 4.0%
AES Corp.	1,300,000	25,025,000
Vistra Corp.	900,000	34,668,000

Total Independent Power and Renewable Electricity Producers		59,693,000

Multi-Utilities - 0.6%
DTE Energy Co.	85,000	9,372,100

TOTAL UTILITIES		112,814,083

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,087,576,088)		1,471,468,783

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.197%	12,689,704	$12,689,704	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.279%	12,689,704	12,689,704	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,379,408)			25,379,408

TOTAL INVESTMENTS - 100.1% (Cost - $1,112,955,496)			1,496,848,191
Liabilities in Excess of Other Assets - (0.1)%			(953,001)

TOTAL NET ASSETS - 100.0%			$1,495,895,190

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $12,689,704 and the cost was $12,689,704 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	ClearBridge All Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge All Cap Value Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$135,050,100	$19,311,049	—	$154,361,149
Materials	98,582,250	20,345,671	—	118,927,921
Other Common Stocks	1,198,179,713	—	—	1,198,179,713

Total Long-Term Investments	1,431,812,063	39,656,720	—	1,471,468,783

Short-Term Investments†	25,379,408	—	—	25,379,408

Total Investments	$1,457,191,471	$39,656,720	—	$1,496,848,191

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2023. The following transactions were effected in such company for the period ended December 31, 2023.

		Purchased		Sold
	Affiliate Value at September 30, 2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$33,332,321	$932,636	932,636	$21,575,253	21,575,253

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$334,201	—	$12,689,704

8	ClearBridge All Cap Value Fund 2023 Quarterly Report